RESTRICTED CASH (Details) CAD in Millions	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CAD	Dec. 31, 2016 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Current restricted cash	$ 0		$ 92,000,000
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	24,700,000		18,700,000
Essakane S.A.
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	19,700,000		13,700,000
Rosebel Gold Mines N.V.
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	5,000,000		5,000,000
Surety Bond
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Uncollateralized surety bonds outstanding to guarantee asset retirement obligations related to the Doyon mine	$ 98,800,000	CAD 123.6	$ 0